UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [ ];  Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Witmer Asset Management
Address: 237 Park Ave. Suite 800
         New York City, NY 10017

Form 13F File Number:  28-10015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:  Charles H. Witmer
Title: General Partner
Phone: 212-692-3667

Signature, Place, and Date of Signing:

/s/ Charles H. Witmer          New York City, NY              May 13, 2003
---------------------          -----------------            ----------------
    [Signature]                  [City, State]                   [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT.     (Check here if all holdings of this reporting
                             manager are reported in this report.)

[ ] 13F NOTICE.              (Check here if no holdings reported are in this
                             report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      16

Form 13F Information Table Value Total:      $169,690,000

List of Other Included Managers:             none

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           FORM 13F INFORMATION TABLE

                                                                                        IN-
                                                                                        VEST-
                                                                                        MENT
                                                             MARKET                     DIS-
                                    TITLE OF      CUSIP      VALUE    SHARES OR   PUT/  CRE-              VOTING AUTHORITY
 NAME OF ISSUER                      CLASS        NUMBER    (x$1000)   PRN AMT    CALL  TION   MANAGER  SOLE   SHARED  NONE
 --------------                      -----        ------    --------   -------    ----  ----   -------  ----   ------  ----
Advanced Medical Optics Inc.          COM        00763M108    8,702    647,000         SHARED   WAM            647,000
Aventis                          Sponsored ADR   053561106   11,854    268,500         SHARED   WAM            268,500
Berkshire Hathaway Inc-Del            Cl A       084670108   15,695        246         SHARED   WAM                246
Brookfield Homes Corp.                COM        112723101    7,798    589,000         SHARED   WAM            589,000
Comcast Corp-Special                Cl A Spl     20030N200   17,987    654,300         SHARED   WAM            654,300
Enpro Industries Inc.                 COM        29355X107    3,027    760,500         SHARED   WAM            760,500
Hasbro Inc.                           COM        418056107    4,503    324,200         SHARED   WAM            324,200
Imagistics Int'l. Inc.                COM        45247T104   18,655  1,001,900         SHARED   WAM          1,001,900
Information Resources Inc.            COM        456905108       97     75,600         SHARED   WAM             75,600
Interactive Data Corp.                COM        45840J107   24,659  1,760,115         SHARED   WAM          1,760,115
Investment Technology Group           COM        46145F105      784     56,100         SHARED   WAM             56,100
Joy Global Inc.                       COM        481165108   15,857  1,464,177         SHARED   WAM          1,464,177
Media General Inc                     Cl A       584404107   16,328    331,600         SHARED   WAM            331,600
Proquest Company                      COM        74346P102    5,368    259,700         SHARED   WAM            259,700
Provident Financial Services Inc.     COM        74386T105      661     41,840         SHARED   WAM             41,840
Stage Stores Inc. NEW                 COM        85254C305   17,715    836,420         SHARED   WAM            836,420
                                                            -------
Total                                                       169,690
                                                            =======